UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Class AAA - GABAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Funds, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at https://gabelli.com/ticker/GABAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$146	1.35%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparative, the Dow Jones Industrial Average. Four major themes drove Fund returns; a resurgence of gold as a safe haven/inflation hedge; AI continued to be a mega-trend benefitting power infrastructure companies, live entertainment – especially sports – remained a preferred destination for consumer attention; and a surge in merger and acquisition activity.  Contributors included Newmont Corporation, Caterpillar Inc., and Warner Brothers Discovery. Detractors included BellRing Brands, Diageo plc., and Brown-Forman Corp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/15	10,000	10,000	10,000
12/16	11,158	11,196	11,637
12/17	13,407	13,640	14,904
12/18	12,376	13,043	14,382
12/19	15,152	17,150	18,015
12/20	16,854	20,305	19,802
12/21	20,045	26,135	23,921
12/22	17,914	21,402	22,277
12/23	19,757	27,029	25,893
12/24	21,369	33,791	29,774
12/25	24,947	39,833	34,216

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	16.74%	8.16%	9.58%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)	14.92%	11.57%	13.09%

Fund Statistics

  Total Net Assets$1,582,948,322
  Number of Portfolio Holdings553
  Portfolio Turnover Rate5%
  Management Fees$15,643,703

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.5%
Caterpillar Inc.	2.9%
Sony Group Corp.	2.4%
Berkshire Hathaway Inc.	2.3%
Newmont Corp.	2.2%
Deere & Co.	2.1%
The Bank of New York Mellon Corp.	1.9%
American Express Co.	1.8%
Madison Square Garden Sports Corp.	1.8%
Republic Services Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.3%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Investment Companies	0.3%
Other Assets and Liabilities (Net)	(0.6)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	(0.6)%

The Gabelli Asset Fund

Annual Shareholder Report - December 31, 2025

Class AAA - GABAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABAX-25-ATSR

The Gabelli Asset Fund

Class C - GATCX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Funds, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at https://gabelli.com/ticker/GATCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$227	2.10%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparative, the Dow Jones Industrial Average. Four major themes drove Fund returns; a resurgence of gold as a safe haven/inflation hedge; AI continued to be a mega-trend benefitting power infrastructure companies, live entertainment – especially sports – remained a preferred destination for consumer attention; and a surge in merger and acquisition activity.  Contributors included Newmont Corporation, Caterpillar Inc., and Warner Brothers Discovery. Detractors included BellRing Brands, Diageo plc., and Brown-Forman Corp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class C	The Gabelli Asset Fund - Class C (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/15	10,000	10,000	10,000	10,000
12/16	11,075	10,975	11,196	11,637
12/17	13,209	13,090	13,640	14,904
12/18	12,102	11,993	13,043	14,382
12/19	14,708	14,575	17,150	18,015
12/20	16,239	16,092	20,305	19,802
12/21	19,168	18,995	26,135	23,921
12/22	17,002	16,849	21,402	22,277
12/23	18,616	18,448	27,029	25,893
12/24	19,984	19,804	33,791	29,774
12/25	23,150	22,941	39,833	34,216

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	15.84%	7.35%	8.76%
The Gabelli Asset Fund - Class C (includes sales charge)	14.84%	7.35%	8.76%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)	14.92%	11.57%	13.09%

Fund Statistics

  Total Net Assets$1,582,948,322
  Number of Portfolio Holdings553
  Portfolio Turnover Rate5%
  Management Fees$15,643,703

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GATCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.5%
Caterpillar Inc.	2.9%
Sony Group Corp.	2.4%
Berkshire Hathaway Inc.	2.3%
Newmont Corp.	2.2%
Deere & Co.	2.1%
The Bank of New York Mellon Corp.	1.9%
American Express Co.	1.8%
Madison Square Garden Sports Corp.	1.8%
Republic Services Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.3%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Investment Companies	0.3%
Other Assets and Liabilities (Net)	(0.6)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	(0.6)%

The Gabelli Asset Fund

Annual Shareholder Report - December 31, 2025

Class C - GATCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GATCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATCX-25-ATSR

The Gabelli Asset Fund

Class I - GABIX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Funds, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at https://gabelli.com/ticker/GABIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$119	1.10%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparative, the Dow Jones Industrial Average. Four major themes drove Fund returns; a resurgence of gold as a safe haven/inflation hedge; AI continued to be a mega-trend benefitting power infrastructure companies, live entertainment – especially sports – remained a preferred destination for consumer attention; and a surge in merger and acquisition activity.  Contributors included Newmont Corporation, Caterpillar Inc., and Warner Brothers Discovery. Detractors included BellRing Brands, Diageo plc., and Brown-Forman Corp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $50,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $50,000 Investment

	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/15	50,000	50,000	50,000
12/16	55,925	55,980	58,185
12/17	67,378	68,200	74,518
12/18	62,352	65,213	71,909
12/19	76,543	85,749	90,074
12/20	85,346	101,527	99,009
12/21	101,766	130,675	119,603
12/22	91,172	107,010	111,386
12/23	100,809	135,143	129,464
12/24	109,298	168,955	148,868
12/25	127,876	199,165	171,082

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	17.00%	8.42%	9.84%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)	14.92%	11.57%	13.09%

Fund Statistics

  Total Net Assets$1,582,948,322
  Number of Portfolio Holdings553
  Portfolio Turnover Rate5%
  Management Fees$15,643,703

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.5%
Caterpillar Inc.	2.9%
Sony Group Corp.	2.4%
Berkshire Hathaway Inc.	2.3%
Newmont Corp.	2.2%
Deere & Co.	2.1%
The Bank of New York Mellon Corp.	1.9%
American Express Co.	1.8%
Madison Square Garden Sports Corp.	1.8%
Republic Services Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.3%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Investment Companies	0.3%
Other Assets and Liabilities (Net)	(0.6)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	(0.6)%

The Gabelli Asset Fund

Annual Shareholder Report - December 31, 2025

Class I - GABIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABIX-25-ATSR

The Gabelli Asset Fund

Class A - GATAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price Gabelli Funds, LLC (the Adviser) believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at https://gabelli.com/ticker/GATAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$146	1.35%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparative, the Dow Jones Industrial Average. Four major themes drove Fund returns; a resurgence of gold as a safe haven/inflation hedge; AI continued to be a mega-trend benefitting power infrastructure companies, live entertainment – especially sports – remained a preferred destination for consumer attention; and a surge in merger and acquisition activity.  Contributors included Newmont Corporation, Caterpillar Inc., and Warner Brothers Discovery. Detractors included BellRing Brands, Diageo plc., and Brown-Forman Corp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class A	The Gabelli Asset Fund - Class A (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/15	10,000	10,000	10,000	10,000
12/16	11,158	10,516	11,196	11,637
12/17	13,410	11,911	13,640	14,904
12/18	12,378	10,363	13,043	14,382
12/19	15,157	11,960	17,150	18,015
12/20	16,860	12,539	20,305	19,802
12/21	20,051	14,055	26,135	23,921
12/22	17,920	11,838	21,402	22,277
12/23	19,769	12,250	27,029	25,893
12/24	21,376	12,485	33,791	29,774
12/25	24,948	13,734	39,833	34,216

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	16.71%	8.15%	9.57%
The Gabelli Asset Fund - Class A (includes sales charge)	10.00%	6.88%	8.93%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)	14.92%	11.57%	13.09%

Fund Statistics

  Total Net Assets$1,582,948,322
  Number of Portfolio Holdings553
  Portfolio Turnover Rate5%
  Management Fees$15,643,703

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GATAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.5%
Caterpillar Inc.	2.9%
Sony Group Corp.	2.4%
Berkshire Hathaway Inc.	2.3%
Newmont Corp.	2.2%
Deere & Co.	2.1%
The Bank of New York Mellon Corp.	1.9%
American Express Co.	1.8%
Madison Square Garden Sports Corp.	1.8%
Republic Services Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.3%
Common Stocks – Securities Sold ShortFootnote Reference*	(0.0)%
Investment Companies	0.3%
Other Assets and Liabilities (Net)	(0.6)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Other Industry sectors	38.4%
Other Assets and Liabilities (Net)	(0.6)%

The Gabelli Asset Fund

Annual Shareholder Report - December 31, 2025

Class A - GATAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GATAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATAX-25-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,061 for 2024 and $32,345 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,735 for 2024 and $4,830 for 2025. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	0%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2025.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Asset Fund

Annual Report — December 31, 2025

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Asset Fund was 16.7% compared with a total return of 17.9% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

The Gabelli Asset Fund

Long Positions
Financial Services	11.8%
Equipment and Supplies	10.9%
Food and Beverage	8.1%
Entertainment	7.4%
Diversified Industrial	7.2%
Machinery	6.6%
Metals and Mining	5.6%
Electronics	4.6%
Health Care	4.5%
Automotive: Parts and Accessories	3.3%
Business Services	3.0%
Consumer Products	2.7%
Environmental Services	2.6%
Energy and Utilities	2.6%
Telecommunications	2.5%
Retail	2.0%
Computer Software and Services	1.8%
Automotive	1.5%
Cable and Satellite	1.4%
Publishing	1.3%
Transportation	1.3%
Aerospace	1.2%
Hotels and Gaming	1.1%
Building and Construction	1.0%
Broadcasting	1.0%
Aviation: Parts and Services	0.6%
Consumer Services	0.5%
Real Estate	0.5%
Semiconductors	0.4%
Wireless Communications	0.4%
Investment Companies	0.3%
Computer Hardware	0.2%
Specialty Chemicals	0.2%
Agriculture	0.2%
Manufactured Housing and Recreational Vehicles	0.2%
Communications Equipment	0.1%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	(0.6)%

Short Positions
Entertainment	(0.0	)%**
100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 100.3%
	Aerospace — 1.2%
200	Airbus SE	$28,029	$46,632
7,200	Ducommun Inc.†	504,978	684,936
3,800	HEICO Corp.	307,555	1,229,642
20,000	Innovative Solutions and Support Inc.†	178,066	378,800
8,375	L3Harris Technologies Inc.	806,369	2,458,649
6,085	Lockheed Martin Corp.	697,919	2,943,132
5,750	Northrop Grumman Corp.	257,061	3,278,707
247,000	Rolls-Royce Holdings plc	550,743	3,828,852
10,250	RTX Corp.	930,776	1,879,850
2,000	StandardAero Inc.†	54,880	57,360
12,267	The Boeing Co.†	2,237,040	2,663,411
		6,553,416	19,449,971
	Agriculture — 0.2%
35,000	Archer-Daniels-Midland Co.	292,593	2,012,150
600	Corteva Inc.	37,004	40,218
19,200	The Mosaic Co.	336,908	462,528
		666,505	2,514,896
	Automotive — 1.5%
3,000	Carvana Co.†	963,788	1,266,060
3,200	Daimler Truck Holding AG	118,149	140,347
7,192	Ferrari NV	1,084,395	2,657,876
182,350	Iveco Group NV	572,015	4,023,440
124,500	PACCAR Inc.	421,302	13,633,995
900	Tesla Inc.†	246,785	404,748
150	Toyota Motor Corp., ADR	30,768	32,109
36,800	Traton SE	576,672	1,319,044
2,800	Volkswagen AG	111,585	345,838
		4,125,459	23,823,457
	Automotive: Parts and Accessories — 3.3%
9,000	Atmus Filtration Technologies Inc.	265,807	467,190
60,000	BorgWarner Inc.	214,533	2,703,600
72,800	Brembo NV	138,748	805,496
157,000	Dana Inc.	1,049,995	3,730,320
263,000	Garrett Motion Inc.	1,546,901	4,584,090
167,800	Genuine Parts Co.	3,858,104	20,632,688
9,500	Modine Manufacturing Co.†	86,325	1,268,345
30,000	Monro Inc.	568,736	601,200
183,750	O’Reilly Automotive Inc.†	297,007	16,759,838
30,000	Standard Motor Products Inc.	302,787	1,105,500
		8,328,943	52,658,267
	Aviation: Parts and Services — 0.6%
18,000	Curtiss-Wright Corp.	55,125	9,922,860
Shares		Cost	Market Value
	Broadcasting — 1.0%
500	Cogeco Communications Inc.	$19,773	$24,214
16,800	Cogeco Inc.	319,276	783,237
15,000	Corus Entertainment Inc., Cl. B†	19,218	415
4,180	GCI Liberty Inc., Cl. A†	127,114	154,117
12,782	GCI Liberty Inc., Cl. C†	380,878	475,618
18,600	Liberty Broadband Corp., Cl. A†	14,695	898,008
35,830	Liberty Broadband Corp., Cl. C†	375,207	1,741,338
33,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	89,392	2,994,230
39,382	Liberty Media Corp.-Liberty Formula One, Cl. C†	37,815	3,879,521
4,500	Nexstar Media Group Inc.	364,532	913,725
3,500	Paramount Skydance Corp., Cl. B	59,338	46,900
30,000	Sinclair Inc.	543,130	459,000
112,398	Sirius XM Holdings Inc.	43,929	2,247,398
16,000	TBS Holdings Inc.	211,657	590,296
10,000	TEGNA Inc.	160,533	194,100
		2,766,487	15,402,117
	Building and Construction — 1.0%
21,950	Arcosa Inc.	53,301	2,333,724
31,000	Assa Abloy AB, Cl. B	524,864	1,208,483
2,400	Builders FirstSource Inc.†	348,737	246,936
325	Cie de Saint-Gobain SA	25,038	33,213
1,000	Fluor Corp.†	46,722	39,630
32,000	Fortune Brands Innovations Inc.	331,770	1,600,640
43,500	Herc Holdings Inc.	2,515,306	6,454,530
800	IES Holdings Inc.†	135,183	311,216
8,625	Johnson Controls International plc	104,954	1,032,844
30,000	Knife River Corp.†	1,697,856	2,110,500
1,600	Lennar Corp., Cl. B	160,511	152,192
		5,944,242	15,523,908
	Business Services — 3.0%
3,000	A10 Networks Inc.	51,870	53,070
400	Cadence Design Systems Inc.†	135,083	125,032
1,500	Clarkson plc	68,743	77,137
300,000	Clear Channel Outdoor Holdings Inc.†	380,668	663,000
17,900	Ecolab Inc.	140,820	4,699,108
500	GXO Logistics Inc.†	26,010	26,320
48,500	Havas NV	920,237	968,952
6,750	InPost SA†	78,907	83,054
1,630	Jacobs Solutions Inc.	177,492	215,910

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
6,000	Kyndryl Holdings Inc.†	$167,340	$159,360
13,000	Live Nation Entertainment Inc.†	476,371	1,852,500
43,107	Mastercard Inc., Cl. A	168,117	24,608,924
70,000	NIQ Global Intelligence plc†	1,232,131	1,154,300
8,000	U-Haul Holding Co.†	572,561	403,280
20,600	UL Solutions Inc., Cl. A	802,422	1,624,516
1,800	United Rentals Inc.	158,803	1,456,776
8,500	V2X Inc.†	38,135	463,675
23,375	Visa Inc., Cl. A	257,125	8,197,846
20,000	Weave Communications Inc.†	132,300	151,800
		5,985,135	46,984,560
	Cable and Satellite — 1.4%
35,000	AMC Networks Inc., Cl. A†	0	333,200
1,000	Charter Communications Inc., Cl. A†	54,642	208,750
187,700	Comcast Corp., Cl. A	890,908	5,610,353
39,250	Naspers Ltd., Cl. N	307,004	2,617,876
4,100	Prosus NV	184,845	254,648
345,200	Rogers Communications Inc., Cl. B	2,594,167	13,024,396
		4,031,566	22,049,223
	Communications Equipment — 0.1%
11,000	Arista Networks Inc.†	946,664	1,441,330
1,000	Corning Inc.	2,270	87,560
		948,934	1,528,890
	Computer Hardware — 0.2%
9,713	Apple Inc.	321,936	2,640,576
4,044	Dell Technologies Inc., Cl. C	462,142	509,059
2,450	International Business Machines Corp.	299,815	725,714
		1,083,893	3,875,349
	Computer Software and Services — 1.8%
6,940	Alphabet Inc., Cl. A	485,745	2,172,220
32,025	Alphabet Inc., Cl. C	912,116	10,049,445
150	Capgemini SE	23,440	25,076
4,300	Cisco Systems Inc.	201,127	331,229
10,000	Coffee Stain Group AB, Cl. B†	29,227	25,145
2,490	CoreWeave Inc., Cl. A†	212,566	178,309
645	CrowdStrike Holdings Inc., Cl. A†	175,467	302,350
7,100	Gen Digital Inc.	195,555	193,049
20,000	Hewlett Packard Enterprise Co.	133,862	480,400
6,653	Meta Platforms Inc., Cl. A	804,306	4,391,579
11,410	Microsoft Corp.	1,870,580	5,518,104
Shares		Cost	Market Value
1,730	Oracle Corp.	$190,207	$337,194
1,350	Palo Alto Networks Inc.†	203,580	248,670
40,000	PAR Technology Corp.†	1,362,870	1,451,200
3,415	Rapid7 Inc.†	62,390	51,908
7,400	Rockwell Automation Inc.	234,665	2,879,118
1,050	Salesforce Inc.	163,759	278,155
130	ServiceNow Inc.†	22,204	19,915
910	Snowflake Inc., Cl. A†	139,335	199,618
5,000	Stratasys Ltd.†	39,350	43,400
		7,462,351	29,176,084
	Consumer Products — 2.7%
10,321	American Outdoor Brands Inc.†	110,886	79,781
10,000	Aptiv plc†	815,506	760,900
25,000	Brunswick Corp.	600,779	1,856,000
9,850	Christian Dior SE	264,165	6,893,341
34,400	Church & Dwight Co. Inc.	52,703	2,884,440
85,000	Edgewell Personal Care Co.	1,125,760	1,449,250
85,000	Energizer Holdings Inc.	633,948	1,690,650
8,000	Essity AB, Cl. A	105,529	230,707
40,000	Essity AB, Cl. B	448,674	1,152,230
2,607	Givaudan SA	855,304	10,354,276
28,000	Harley-Davidson Inc.	70,525	573,720
1,600	Hermes International SCA	554,027	3,990,039
2,036	Johnson Outdoors Inc., Cl. A	61,064	86,428
800	Kimberly-Clark Corp.	82,863	80,712
1,271	MarineMax Inc.†	24,225	30,796
3,952	National Presto Industries Inc.	141,813	421,916
15,755	Nintendo Co. Ltd., ADR	260,559	265,629
24,350	Philip Morris International Inc.	2,509,320	3,905,740
26,850	Reckitt Benckiser Group plc	811,042	2,172,271
38,000	Sally Beauty Holdings Inc.†	263,446	541,880
10,701	Spectrum Brands Holdings Inc.	818,745	632,215
3,531	Sturm Ruger & Co. Inc.	120,281	115,287
4,400	The Estee Lauder Companies Inc., Cl. A	204,990	460,768
8,500	The Procter & Gamble Co.	218,385	1,218,135
1,066	Unilever plc	58,108	69,827
1,777	Unilever plc, ADR	110,799	116,216
26,000	Wolverine World Wide Inc.	120,914	471,900
		11,444,360	42,505,054
	Consumer Services — 0.5%
525	Airbnb Inc., Cl. A†	68,590	71,253
1,800	Allegion plc	18,117	286,596
4,569	Amazon.com Inc.†	691,916	1,054,616
6,000	Angi Inc.†	4,016	77,580
8,400	Ashtead Group plc	543,632	575,877

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
915	FedEx Corp.	$188,184	$264,307
12,500	IAC Inc.†	21,337	488,750
15,000	Rapala VMC Oyj†	27,095	22,564
75,000	Rollins Inc.	66,776	4,501,500
12,725	Uber Technologies Inc.†	743,153	1,039,760
		2,372,816	8,382,803
	Diversified Industrial — 7.2%
9,100	ABB Ltd., ADR	197,418	673,127
450	Acuity Inc.	5,311	162,018
34,000	Ampco-Pittsburgh Corp.†	84,221	181,220
7,500	API Group Corp.†	198,796	286,950
34,000	Avantor Inc.†	672,049	389,640
2,400	Belden Inc.	278,019	279,720
336,250	Bollore SE	1,939,713	1,894,402
141,950	Crane Co.	1,016,071	26,179,838
6,550	Crane NXT Co.	21,907	308,308
2,650	Eaton Corp. plc	181,917	844,052
3,150	Emerson Electric Co.	296,268	418,068
300	Enpro Inc.	11,497	64,239
16,100	General Electric Co.	2,449,106	4,959,283
116,750	Greif Inc., Cl. A	2,270,805	7,903,975
36,000	Honeywell International Inc.	1,065,383	7,023,240
3,000	Hyster-Yale Inc.	96,225	89,130
9,000	Ichor Holdings Ltd.†	229,571	165,870
14,400	Ingersoll Rand Inc.	52,289	1,140,768
143,200	ITT Inc.	892,406	24,846,632
11,900	Jardine Matheson Holdings Ltd.	575,773	813,841
800	Landis+Gyr Group AG	51,059	51,913
227,650	Myers Industries Inc.	1,335,990	4,261,608
11,000	nVent Electric plc	113,407	1,121,670
14,000	Park-Ohio Holdings Corp.	285,327	293,160
23,000	Pentair plc	527,597	2,395,220
325	Siemens AG	50,707	91,341
1,250	Smiths Group plc	31,723	39,630
5,500	Sulzer AG	332,981	1,023,482
6,000	Svenska Cellulosa AB SCA, Cl. A	21,039	79,900
36,000	Svenska Cellulosa AB SCA, Cl. B	100,827	479,400
162,900	Textron Inc.	1,600,126	14,199,993
600	The Goodyear Tire & Rubber Co.†	6,422	5,256
5,000	The Gorman-Rupp Co.	156,350	238,750
220,000	Toray Industries Inc.	1,513,485	1,432,584
7,200	Trane Technologies plc	79,557	2,802,240
131,000	Tredegar Corp.†	942,753	940,580
157,200	Trinity Industries Inc.	456,267	4,156,368
1,400	Vontier Corp.	59,995	52,052
Shares		Cost	Market Value
2,300	Waters Corp.†	$167,788	$873,609
		20,368,145	113,163,077
	Electronics — 4.6%
10,000	Flex Ltd.†	126,055	604,200
5,000	Kimball Electronics Inc.†	83,391	139,100
42,000	Kyocera Corp., ADR	282,635	594,720
1,200	Mettler-Toledo International Inc.†	166,682	1,673,028
246,000	Mirion Technologies Inc.†	2,127,138	5,761,320
1,475	Nextpower Inc., Cl. A†	63,619	128,487
148,950	Resideo Technologies Inc.†	957,192	5,231,124
2,100	Samsung Electronics Co. Ltd., GDR	383,540	4,338,600
100	Samsung Electronics Co. Ltd., New York, GDR	136,555	206,603
1,508,100	Sony Group Corp., ADR	3,030,549	38,607,360
13,200	TE Connectivity plc	226,551	3,003,132
68,560	Texas Instruments Inc.	1,531,896	11,894,475
2,200	Thermo Fisher Scientific Inc.	267,833	1,274,790
300	WESCO International Inc.	52,720	73,392
		9,436,356	73,530,331
	Energy and Utilities — 2.6%
1,500	Baker Hughes Co.	69,238	68,310
47,000	BP plc, ADR	754,725	1,632,310
1,107	Cheniere Energy Inc.	218,568	215,190
41,500	Chevron Corp.	1,335,347	6,325,015
20,500	ConocoPhillips	1,498,930	1,919,005
560	Constellation Energy Corp.	169,752	197,831
84,500	Devon Energy Corp.	982,473	3,095,235
1,005	Diamondback Energy Inc.	149,914	151,082
26,200	Enbridge Inc.	602,813	1,253,146
63,200	EOG Resources Inc.	144,720	6,636,632
2,500	EQT Corp.	126,085	134,000
53,800	Exxon Mobil Corp.	2,903,321	6,474,292
440	GE Vernova Inc.	178,836	287,571
38,000	Halliburton Co.	789,341	1,073,880
25,000	Innovex International Inc.†	568,163	546,750
20,000	Kinder Morgan Inc.	232,434	549,800
67,900	National Fuel Gas Co.	3,159,397	5,436,074
2,250	National Grid plc	25,270	34,620
17,000	NextEra Energy Inc.	976,513	1,364,760
1,150	Phillips 66	134,043	148,396
3,900	RWE AG	146,287	207,439
1,600	Sempra	112,433	141,264
1,300	Severn Trent plc	41,518	48,873
4,500	Shell plc, ADR	185,010	330,660
3,255	SLB Ltd.	112,232	124,927
19,000	Southwest Gas Holdings Inc.	269,113	1,520,380
86,000	The AES Corp.	238,220	1,233,240

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
3,000	Vitesse Energy Inc.	$9,757	$57,780
		16,134,453	41,208,462
	Entertainment — 7.4%
146,800	Atlanta Braves Holdings Inc., Cl. A†	4,028,683	6,237,532
341,859	Atlanta Braves Holdings Inc., Cl. C†	8,063,795	13,486,338
6,965	Borussia Dortmund GmbH & Co. KGaA	29,400	27,011
10,000	Embracer Group AB†	85,069	65,910
41,000	Fox Corp., Cl. A	1,686,724	2,995,870
33,500	Fox Corp., Cl. B	1,054,929	2,175,155
755,000	Grupo Televisa SAB, ADR	2,282,708	2,197,050
19,860	Juventus Football Club SpA†	63,246	67,498
13,934	Liberty Live Holdings Inc., Cl. A†	7,188	1,135,621
50,434	Liberty Live Holdings Inc., Cl. C†	1,534,937	4,194,091
122,220	Madison Square Garden Entertainment Corp.†	93,729	6,586,436
107,825	Madison Square Garden Sports Corp.†	218,959	27,888,936
8,781	Manchester United plc, Cl. A†	140,258	139,794
1,350	Marvell Technology Inc.	100,214	114,723
16,573	Netflix Inc.†	1,817,086	1,553,884
42,500	Ollamani SAB†	408,083	181,730
140,433	Sphere Entertainment Co.†	96,727	13,352,370
80	Spotify Technology SA†	49,408	46,457
4,108	Take-Two Interactive Software Inc.†	663,235	1,051,771
97,400	The Walt Disney Co.	774,228	11,081,198
731	TKO Group Holdings Inc.	80,127	152,779
490,000	Vivendi SE	413,149	1,362,456
734,469	Warner Bros Discovery Inc.†	3,742,013	21,167,397
		27,433,895	117,262,007
	Environmental Services — 2.6%
2,500	Canfor Corp.†	21,479	21,365
13,000	Phinia Inc.	241,786	814,970
127,045	Republic Services Inc.	899,895	26,924,647
61,500	Waste Connections Inc.	1,941,862	10,784,640
13,938	Waste Management Inc.	189,648	3,062,318
		3,294,670	41,607,940
	Equipment and Supplies — 10.9%
2,400	3M Co.	198,101	384,240

Shares		Cost	Market Value
13,000	Albany International Corp., Cl. A	$640,355	$659,100
271,583	AMETEK Inc.	401,311	55,758,706
39,200	Amphenol Corp., Cl. A	18,876	5,297,488
7,000	AZZ Inc.	256,168	750,260
24,450	Crown Holdings Inc.	110,228	2,517,617
99,050	CTS Corp.	393,455	4,246,273
4,706	Danaher Corp.	158,754	1,077,298
16,000	Distribution Solutions Group Inc.†	106,197	438,240
268,000	Donaldson Co. Inc.	390,654	23,760,880
298,894	Flowserve Corp.	1,305,542	20,737,266
44,000	Graco Inc.	672,011	3,606,680
9,000	Hubbell Inc.	1,178,470	3,996,990
54,900	IDEX Corp.	201,164	9,768,906
36,500	Interpump Group SpA	143,448	2,006,619
59,200	Mueller Industries Inc.	660,433	6,796,160
90,000	Sealed Air Corp.	1,679,640	3,728,700
24,000	The Manitowoc Co. Inc.†	72,224	287,760
45,950	The Timken Co.	1,704,017	3,865,773
15,000	The Toro Co.	257,644	1,180,800
67,500	The Weir Group plc	284,033	2,589,479
18,000	Titan Machinery Inc.†	319,064	270,720
21,200	Valmont Industries Inc.	775,369	8,529,184
35,200	Watts Water Technologies Inc., Cl. A	354,197	9,715,904
		12,281,355	171,971,043
	Financial Services — 11.8%
40,000	AllianceBernstein Holding LP	0	1,539,200
78,050	American Express Co.	507,636	28,874,597
1,300	Ameriprise Financial Inc.	40,960	637,442
2,400	Bank of America Corp.	13,494	132,000
15,000	Barclays plc	37,473	96,234
47	Berkshire Hathaway Inc., Cl. A†	142,187	35,475,600
1,171	Berkshire Hathaway Inc., Cl. B†	160,368	588,603
44,425	Blackstone Inc.	132,429	6,847,670
5,625	Brookfield Asset Management Ltd., Cl. A	46,657	294,694
32,250	Brookfield Corp.	197,192	1,479,952
2,399	Cannae Holdings Inc.	44,896	37,736
1,530	Capital One Financial Corp.	215,919	370,811
11,200	Citigroup Inc.	307,609	1,306,928
3,900	Cohen & Steers Inc.	256,073	244,842
500	Comerica Inc.	40,635	43,465
2,800	Credit Agricole SA	50,150	57,749
28,000	Dah Sing Banking Group Ltd.	39,897	38,388

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
8,000	Dah Sing Financial Holdings Ltd.	$37,507	$36,347
400	Diamond Hill Investment Group Inc.	50,709	67,800
3,000	E-L Financial Corp. Ltd.	34,697	35,562
1,500	EXOR NV	143,153	127,715
1,000	Fifth Third Bancorp	44,695	46,810
1,000	First American Financial Corp.	61,598	61,440
30	First Citizens BancShares Inc., Cl. A	54,061	64,385
2,500	Fiserv Inc.†	264,972	167,925
8,500	FTAI Aviation Ltd.	141,265	1,673,225
150,000	GAM Holding AG†	83,245	27,743
90,238	Interactive Brokers Group Inc., Cl. A	346,600	5,803,206
1,650	Intercontinental Exchange Inc.	195,784	267,234
1,200	Janus Henderson Group plc	52,209	57,084
20,000	Jefferies Financial Group Inc.	160,041	1,239,400
47,070	JPMorgan Chase & Co.	1,523,072	15,166,895
7,500	Kinnevik AB, Cl. B†	63,745	68,169
76,900	KKR & Co. Inc.	813,603	9,803,212
61,500	Loews Corp.	3,025,144	6,476,565
2,950	M&T Bank Corp.	110,611	594,366
9,000	Marsh & McLennan Companies Inc.	223,300	1,669,680
6,500	Oceaneering International Inc.†	156,206	156,195
1,500	Old Republic International Corp.	59,383	68,460
7,200	Popular Inc.	103,847	896,544
12,200	PROG Holdings Inc.	9,737	359,778
800	Societe Generale SA	49,856	64,608
283,010	Sony Financial Group Inc., ADR†	1,951,637	1,480,142
2,500	Stack Capital Group Inc.†	26,433	28,123
80,800	State Street Corp.	812,540	10,424,008
2,340	SuRo Capital Corp.	20,448	22,090
9,550	T. Rowe Price Group Inc.	134,034	977,729
28,000	The Bank of East Asia Ltd.	48,903	47,922
256,000	The Bank of New York Mellon Corp.	6,191,453	29,719,040
10,570	The Goldman Sachs Group Inc.	1,124,658	9,291,030
7,050	The Hartford Insurance Group Inc.	215,845	971,490
25,500	The PNC Financial Services Group Inc.	1,150,782	5,322,615
Shares		Cost	Market Value
24,000	TP ICAP Group plc	$79,685	$83,950
1,350	UBS Group AG	46,012	62,518
9,000	Value Line Inc.	122,382	345,870
300	Wealthfront Corp.†	4,200	4,077
59,600	Wells Fargo & Co.	1,426,684	5,554,720
		23,398,311	187,401,583
	Food and Beverage — 8.1%
139,000	BellRing Brands Inc.†	3,353,836	3,715,470
555,100	Brown-Forman Corp., Cl. A	2,343,811	14,604,681
1,850	Brown-Forman Corp., Cl. B	5,939	48,211
7,000	Canada Packers Inc.	107,634	82,059
720,000	China Mengniu Dairy Co. Ltd.	1,047,905	1,379,367
22,200	Coca-Cola Europacific Partners plc	434,332	2,013,540
15,400	Coca-Cola HBC AG	215,080	797,539
1,300	Constellation Brands Inc., Cl. A	17,888	179,348
20,500	Crimson Wine Group Ltd.†	133,639	100,450
60,900	Danone SA	2,109,471	5,495,120
20,000	Davide Campari-Milano NV	30,395	130,165
169,250	Diageo plc, ADR	6,025,985	14,601,198
40,500	Farmer Brothers Co.†	183,587	59,130
190,000	Flowers Foods Inc.	333,608	2,067,200
29,000	Fomento Economico Mexicano SAB de CV, ADR	959,257	2,931,030
64,500	General Mills Inc.	968,632	2,999,250
1,137,000	Grupo Bimbo SAB de CV, Cl. A	443,615	3,725,281
10,500	Heineken Holding NV	437,542	769,991
47,650	Heineken NV	1,961,366	3,905,320
16,850	Heineken NV, ADR	404,164	687,480
121,750	ITO EN Ltd.	2,535,304	2,390,074
7,000	JBT Marel Corp.	106,661	1,054,690
52,000	Kerry Group plc, Cl. A	834,234	4,522,170
450	Kerry Group plc, Cl. A	38,924	41,249
749,500	Kikkoman Corp.	1,553,992	6,804,067
16,325	LVMH Moet Hennessy Louis Vuitton SE	585,010	12,374,415
45,000	Maple Leaf Foods Inc.	656,121	817,347
37,000	MEIJI Holdings Co. Ltd.	387,565	823,193
95,000	Mondelēz International Inc., Cl. A	1,722,282	5,113,850
85,400	Morinaga Milk Industry Co. Ltd.	765,332	2,030,322
16,000	National Beverage Corp.†	707,372	510,240
21,000	Nestlé SA	958,311	2,087,539
277,500	Nissin Foods Holdings Co. Ltd.	3,065,598	5,157,950
17,150	PepsiCo Inc.	530,723	2,461,368

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
42,950	Pernod Ricard SA	$3,323,852	$3,689,711
63,500	Post Holdings Inc.†	374,314	6,289,675
55,500	Remy Cointreau SA	2,982,775	2,389,793
16,450	Suntory Beverage & Food Ltd.	524,300	496,420
1,100	The Boston Beer Co. Inc., Cl. A†	274,850	214,643
22,500	The Campbell’s Company	597,312	627,075
15,100	The Coca-Cola Co.	331,053	1,055,641
16,000	The J.M. Smucker Co.	435,400	1,564,960
8,000	The Kraft Heinz Co.	239,388	194,000
240	The Magnum Ice Cream Co. NV†	2,946	3,809
200,000	Tingyi (Cayman Islands) Holding Corp.	446,544	302,980
22,000	Tootsie Roll Industries Inc.	145,396	805,860
15,000	TreeHouse Foods Inc.†	349,548	353,850
200,800	Yakult Honsha Co. Ltd.	2,265,300	3,138,782
		48,258,093	127,607,503
	Health Care — 4.5%
6,500	Abbott Laboratories	355,092	814,385
15,900	AbbVie Inc.	1,363,887	3,632,991
5,000	Align Technology Inc.†	672,200	780,750
24,900	Amgen Inc.	112,070	8,150,019
6,500	AstraZeneca plc, ADR	333,192	597,545
45,000	Bausch + Lomb Corp.†	729,143	768,600
7,000	Bausch Health Cos. Inc.†	69,648	48,650
101,000	Baxter International Inc.	2,689,979	1,930,110
1,745	Becton Dickinson & Co.	327,756	338,652
7,100	Biogen Inc.†	45,000	1,249,529
6,000	Bio-Rad Laboratories Inc., Cl. A†	1,026,263	1,817,940
15,000	Bridgebio Pharma Inc.†	404,949	1,147,350
61,650	Bristol-Myers Squibb Co.	1,554,866	3,325,401
6,300	Cencora Inc.	247,730	2,127,825
6,050	Chemed Corp.	196,672	2,588,553
7,200	CONMED Corp.	137,064	292,320
1,500	CVS Group plc	19,119	25,962
3,000	DaVita Inc.†	168,074	340,830
95,000	Demant A/S†	877,468	3,216,666
1,500	Elevance Health Inc.	402,478	525,825
605	Eli Lilly & Co.	390,232	650,181
40,000	Evolent Health Inc., Cl. A†	311,584	160,000
10,750	Haleon plc	40,746	54,310
13,000	Halozyme Therapeutics Inc.†	613,569	874,900
8,550	HCA Healthcare Inc.	433,447	3,991,653
62,336	Henry Schein Inc.†	916,485	4,711,355
1,000	ICU Medical Inc.†	155,566	142,670
Shares		Cost	Market Value
4,500	Indivior plc†	$13,813	$75,094
7,000	Integer Holdings Corp.†	313,128	549,010
15,614	Johnson & Johnson	935,113	3,231,317
5,200	Labcorp Holdings Inc.	674,058	1,304,576
1,700	McKesson Corp.	151,317	1,394,493
6,500	Medtronic plc	479,300	624,390
36,100	Merck & Co. Inc.	705,273	3,799,886
55,000	Option Care Health Inc.†	440,000	1,752,300
5,700	Pfizer Inc.	164,553	141,930
14,000	QuidelOrtho Corp.†	169,394	399,840
615	Regeneron Pharmaceuticals Inc.	235,668	474,700
40,000	Roche Holding AG, ADR	734,498	2,062,800
2,500	Smith & Nephew plc	30,980	41,736
1,500	Solventum Corp.†	94,683	118,860
4,550	Stryker Corp.	198,686	1,599,189
7,000	Tenet Healthcare Corp.†	140,788	1,391,040
60,000	Teva Pharmaceutical Industries Ltd., ADR†	1,099,248	1,872,600
5,500	The Cigna Group	281,151	1,513,765
19,500	The Cooper Companies Inc.†	1,269,358	1,598,220
1,140	UnitedHealth Group Inc.	87,794	376,325
520	Vertex Pharmaceuticals Inc.†	123,212	235,747
19,450	Zimmer Biomet Holdings Inc.	1,254,086	1,748,944
		24,190,380	70,611,734
	Hotels and Gaming — 1.1%
10,000	Accor SA	257,845	566,681
12,000	Brightstar Lottery plc	201,557	185,760
31,929	Caesars Entertainment Inc.†	831,527	746,819
3,100	Churchill Downs Inc.	119,753	352,718
24,000	Entain plc	237,298	248,001
225	Flutter Entertainment plc†	39,696	48,921
950	Flutter Entertainment plc, New York†	203,409	204,288
310,000	Genting Singapore Ltd.	232,412	174,848
5,000	Hyatt Hotels Corp., Cl. A	156,253	801,600
2,162,050	Mandarin Oriental International Ltd.	2,917,837	7,156,386
118,900	MGM Resorts International†	1,088,055	4,338,661
11,600	Ryman Hospitality Properties Inc., REIT	147,850	1,097,592
650,000	The Hongkong & Shanghai Hotels Ltd.†	579,200	493,595
18,000	Universal Entertainment Corp.†	91,678	91,471
2,500	Wyndham Hotels & Resorts Inc.	31,905	188,900

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
7,000	Wynn Resorts Ltd.	$357,148	$842,310
		7,493,423	17,538,551
	Machinery — 6.6%
22,000	Astec Industries Inc.	908,870	953,040
79,197	Caterpillar Inc.	510,953	45,369,585
1,444,250	CNH Industrial NV	9,590,388	13,315,985
70,264	Deere & Co.	481,072	32,712,811
8,511	Mueller Water Products Inc., Cl. A	26,032	202,732
7,000	Oshkosh Corp.	798,068	879,410
6,000	Vertiv Holdings Co., Cl. A	521,761	972,060
77,950	Xylem Inc.	558,382	10,615,231
		13,395,526	105,020,854
	Manufactured Housing and Recreational Vehicles — 0.2%
3,000	Cavco Industries Inc.†	56,154	1,772,220
8,000	Champion Homes Inc.†	36,629	676,000
650	Nobility Homes Inc.	3,464	16,374
		96,247	2,464,594
	Metals and Mining — 5.6%
35,350	Agnico Eagle Mines Ltd.	1,040,432	5,992,885
140,900	Barrick Mining Corp.	1,274,011	6,136,195
52,500	Franco-Nevada Corp.	1,739,052	10,882,200
106,350	Freeport-McMoRan Inc.	1,164,714	5,401,517
18,000	Kinross Gold Corp.	38,020	506,880
344,850	Newmont Corp.	5,797,776	34,433,272
82,500	Royal Gold Inc.	3,438,107	18,338,925
65,500	Wheaton Precious Metals Corp.	1,231,727	7,697,560
		15,723,839	89,389,434
	Publishing — 1.3%
106,000	News Corp., Cl. A	648,714	2,768,720
35,100	S&P Global Inc.	263,350	18,342,909
40,000	The E.W. Scripps Co., Cl. A†	217,301	159,600
		1,129,365	21,271,229
	Real Estate — 0.5%
11,000	American Tower Corp., REIT	1,937,958	1,931,270
700	Millrose Properties Inc.	7,742	20,909
1,000	Millrose Properties Inc., REIT	29,290	29,870
750	Prologis Inc., REIT	83,160	95,745
250	SL Green Realty Corp., REIT	11,402	11,467
78,000	The St. Joe Co.	541,830	4,630,860
31,000	Weyerhaeuser Co., REIT	599,715	734,390
		3,211,097	7,454,511
	Retail — 2.0%
24,000	AutoNation Inc.†	156,125	4,955,520
600	AutoZone Inc.†	593,412	2,034,900
Shares		Cost	Market Value
17,380	Costco Wholesale Corp.	$804,532	$14,987,469
19,500	CVS Health Corp.	556,709	1,547,520
45,000	Hertz Global Holdings Inc.†	282,635	231,300
1,050	Lowe’s Companies Inc.	137,377	253,218
6,000	Maplebear Inc.†	238,916	269,880
13,000	Rush Enterprises Inc., Cl. B	131,421	731,380
900	Starbucks Corp.	73,894	75,789
1,700	The Home Depot Inc.	52,628	584,970
81,100	The Kroger Co.	306,141	5,067,128
4,600	Walmart Inc.	201,094	512,486
1,650	Zalando SE†	37,744	49,136
		3,572,628	31,300,696
	Semiconductors — 0.4%
1,415	Advanced Micro Devices Inc.†	191,381	303,036
50	ASML Holding NV	38,076	53,493
2,000	Axcelis Technologies Inc.†	130,742	160,680
4,705	Broadcom Inc.	829,589	1,628,401
5,000	Entegris Inc.	456,686	421,250
12,000	GLOBALFOUNDRIES Inc.†	453,635	419,040
600	Hensoldt AG	56,751	51,756
3,800	Intel Corp.†	84,863	140,220
5,000	MKS Inc.	426,848	799,000
5,412	NVIDIA Corp.	786,203	1,009,338
8,000	Qnity Electronics Inc.	316,747	653,200
2,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	436,962	698,947
2,600	Teradyne Inc.	272,010	503,256
		4,480,493	6,841,617
	Specialty Chemicals — 0.2%
1,070	Air Products and Chemicals Inc.	302,538	264,311
19,000	DuPont de Nemours Inc.	315,141	763,800
22,500	H.B. Fuller Co.	178,990	1,337,850
14,500	Sensient Technologies Corp.	232,408	1,362,275
937	Solstice Advanced Materials Inc.†	4,482	45,520
		1,033,559	3,773,756
	Telecommunications — 2.5%
2,800	Anterix Inc.†	51,370	61,124
2,200	AT&T Inc.	39,682	54,648
4,450	Deutsche Telekom AG	130,538	144,652
145,250	Deutsche Telekom AG, ADR	2,138,266	4,749,675
33,800	EchoStar Corp., Cl. A†	2,485,125	3,674,060
52,000	GCI Liberty Inc., Escrow†(a)	0	0
14,000	Hellenic Telecommunications Organization SA	82,085	277,394

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
23,400	Hellenic Telecommunications Organization SA, ADR	$93,977	$229,495
147,750	Liberty Global Ltd., Cl. A†	381,111	1,645,935
3,700	Liberty Global Ltd., Cl. C†	3,545	40,848
1,300	Millicom International Cellular SA	65,676	72,072
4,500	Orange SA, ADR	47,501	75,105
800	QUALCOMM Inc.	140,565	136,840
5,200	Shenandoah Telecommunications Co.	51,543	60,112
6,750	SoftBank Group Corp., ADR	150,254	382,725
48,000	Sunrise Communications AG, Cl. A	316,907	2,570,585
1,850,000	Telecom Italia SpA†	894,765	1,117,063
36,000	Telefonica Brasil SA, ADR	303,553	426,960
269,000	Telefonica SA, ADR	1,295,653	1,089,450
485,000	Telephone and Data Systems Inc.	9,227,843	19,885,000
39,900	Telesat Corp.†	369,709	1,161,090
18,700	TIM SA, ADR	136,557	363,715
10,000	VEON Ltd., ADR†	182,315	525,700
3,300	Verizon Communications Inc.	114,549	134,409
		18,703,089	38,878,657
	Transportation — 1.3%
10,000	Canadian Pacific Kansas City Ltd.	6,337	736,300
4,000	Ferrari Group plc	35,891	42,965
114,000	GATX Corp.	2,078,128	19,334,400
		2,120,356	20,113,665
	Wireless Communications — 0.4%
57,500	America Movil SAB de CV, ADR	173,438	1,188,525
18,700	Array Digital Infrastructure Inc.	591,151	1,002,694
215,000	Operadora De Sites Mexicanos SAB de CV	257,222	182,077
16,285	T-Mobile US Inc.	514,279	3,306,506
		1,536,090	5,679,802
	TOTAL COMMON STOCKS	319,060,602	1,587,888,485

	CLOSED-END FUNDS — 0.0%
2,000	Altaba Inc., Escrow†	0	2,700
26,000	Royce Small-Cap Trust Inc.	276,887	418,600
		276,887	421,300
	TOTAL CLOSED-END FUNDS	276,887	421,300
Shares		Cost	Market Value
	PREFERRED STOCKS — 0.0%
	Diversified Industrial — 0.0%
800	Jungheinrich AG	$21,499	$33,300

	MANDATORY CONVERTIBLE SECURITIES(b) — 0.0%
	Computer Software and Services — 0.0%
1,500	Hewlett Packard Enterprise Co., 7.625%, 09/01/27	88,023	100,035

	INVESTMENT COMPANIES — 0.3%
7,000	Gabelli Commercial Aerospace and Defense ETF(c)	321,874	324,937
22,500	Gabelli Financial Services Opportunities ETF(c)	1,043,914	1,039,568
105,210	Gabelli Global Financial Services Fund, Cl. I(c)	2,100,000	2,223,096
4,500	Gabelli Global Technology Leaders ETF(c)	148,572	143,798
4,000	Gabelli Growth Innovators ETF(c)	144,371	141,042
10,000	Gabelli Love Our Planet & People ETF(c)	333,387	330,545
20,000	Gabelli Opportunities in Live and Sports ETF†(c)	500,000	500,000
		4,592,118	4,702,986
	TOTAL INVESTMENT COMPANIES	4,592,118	4,702,986

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.6%	$324,039,129	1,593,146,106

	SECURITIES SOLD SHORT — (0.0)%
	(Proceeds received $97,360)		(90,000)
	Other Assets and Liabilities (Net) — (0.6)%		(10,107,784)

	NET ASSETS — 100.0%		$1,582,948,322

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.0)%
	Entertainment — (0.0)%
2,000	Versant Media Group Inc.	$97,360	$90,000
	TOTAL SECURITIES SOLD SHORT(d)	$97,360	$90,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2025

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by Gabelli Funds, LLC.
(d)	At December 31, 2025, these proceeds are being held at Pershing LLC.
†	Non-income producing security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $319,447,011)	$1,588,443,120
Investments in affiliates, at value (cost $4,592,118)	4,702,986
Deposit at brokers for securities sold short	10,772
Receivable for investments sold	274,988
Receivable for Fund shares sold	212,052
Distributions receivable from affiliated Underlying Funds	3,981
Dividends and interest receivable	1,874,819
Prepaid expenses	74,591
Total Assets	1,595,597,309
Liabilities:
Securities sold short, at value (proceeds $97,360)	90,000
Payable to bank	9,342,982
Distributions payable	6,735
Payable for investments purchased	10,608
Payable for Fund shares redeemed	1,335,598
Payable for investment advisory fees	1,370,166
Payable for distribution fees	135,589
Payable for accounting fees	3,750
Other accrued expenses	353,559
Total Liabilities	12,648,987
Net Assets
(applicable to 33,582,938 shares outstanding)	$1,582,948,322

Net Assets Consist of:
Paid-in capital	$329,303,849
Total distributable earnings	1,253,644,473
Net Assets	$1,582,948,322

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($590,263,316 ÷ 12,467,196 shares outstanding)	$47.35
Class A:
Net Asset Value and redemption price per share ($28,825,952 ÷ 619,728 shares outstanding)	$46.51
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$49.35
Class C:
Net Asset Value and offering price per share ($803,725 ÷ 20,029 shares outstanding)	$40.13	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($963,055,329 ÷ 20,475,985 shares outstanding)	$47.03

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $605,646)	$22,987,826
Dividends - affiliated	73,120
Interest	451,978
Total Investment Income	23,512,924
Expenses:
Investment advisory fees	15,647,199
Distribution fees - Class AAA	1,482,290
Distribution fees - Class A	73,797
Distribution fees - Class C	9,456
Shareholder services fees	787,614
Shareholder communications expenses	194,244
Custodian fees	137,548
Trustees’ fees	135,850
Legal and audit fees	124,115
Accounting fees	45,000
Registration expenses	37,857
Interest expense	36,250
Miscellaneous expenses	146,353
Total Expenses	18,857,573
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(3,496)
Expenses paid indirectly by broker (See Note 6)	(27,186)
Total Credits and Reductions	(30,682)
Net Expenses	18,826,891
Net Investment Income	4,686,033

Net Realized and Unrealized Gain on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	179,149,633
Net realized gain on foreign currency transactions	30,233
Net realized gain on investments and foreign currency transactions	179,179,866
Net change in unrealized appreciation/(depreciation):
on investments - unaffiliated	60,300,169
on investments - affiliated	110,867
on securities sold short	7,360
on foreign currency translations	53,593
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, and foreign currency translations	60,471,989
Net Realized and Unrealized Gain on Investments, Securities Sold Short, and Foreign Currency	239,651,855
Net Increase in Net Assets Resulting from Operations	$244,337,888

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$4,686,033	$4,925,466
Net realized gain on investments, redemptions in-kind, and foreign currency transactions	179,179,866	222,358,459
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, and foreign currency translations	60,471,989	(93,205,264)
Net Increase in Net Assets Resulting from Operations	244,337,888	134,078,661

Distributions to Shareholders:
Accumulated earnings
Class AAA	(65,872,358)	(82,272,663)
Class A	(3,212,079)	(4,342,389)
Class C	(85,945)	(159,789)
Class I	(109,462,741)	(129,354,385)
Total Distributions to Shareholders	(178,633,123)	(216,129,226)

Shares of Beneficial Interest Transactions:
Class AAA	(35,734,129)	(591,330,463)
Class A	(3,870,760)	(300,377)
Class C	(453,042)	(2,171,978)
Class I	(1,484,264)	535,128,695
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(41,542,195)	(58,674,123)

Redemption Fees	132	710

Net Increase/(Decrease) in Net Assets	24,162,702	(140,723,978)

Net Assets:
Beginning of year	1,558,785,620	1,699,509,598
End of year	$1,582,948,322	$1,558,785,620

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2025	$45.50	$0.07	$7.60	$7.67	$(0.20)	$(5.62)	$(5.82)	$0.00	$47.35	16.74%	$590,263	0.15%	1.35	%(e)	5%
2024	48.51	0.10	3.91	4.01	(0.18)	(6.84)	(7.02)	0.00	45.50	8.16	600,447	0.19	1.33		5
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24	1.38		4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23	1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13	1.33		5
Class A
2025	$44.71	$0.07	$7.45	$7.52	$(0.20)	$(5.52)	$(5.72)	$0.00	$46.51	16.71%	$28,826	0.15%	1.35	%(e)	5%
2024	47.74	0.10	3.83	3.93	(0.24)	(6.72)	(6.96)	0.00	44.71	8.13	31,430	0.19	1.33		5
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24	1.38		4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23	1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14	1.33		5
Class C
2025	$38.70	$(0.25)	$6.42	$6.17	$—	$(4.74)	$(4.74)	$0.00	$40.13	15.84%	$804	(0.62)%	2.10	%(e)	5%
2024	41.41	(0.25)	3.33	3.08	—	(5.79)	(5.79)	0.00	38.70	7.35	1,205	(0.59)	2.08		5
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)	2.13		4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)	2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)	2.08		5
Class I
2025	$45.22	$0.19	$7.55	$7.74	$(0.33)	$(5.60)	$(5.93)	$0.00	$47.03	17.00%	$963,055	0.40%	1.10	%(e)	5%
2024	48.30	0.22	3.89	4.11	(0.37)	(6.82)	(7.19)	0.00	45.22	8.42	925,704	0.43	1.08		5
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48	1.13		4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49	1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38	1.08		5

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	The Fund incurred interest expense. For all years, there was minimal impact on the expense ratios.
(e)	The Fund had advisory fee reduction on unsupervised assets. For the fiscal year ended December 31, 2025 there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements

1. Organization. The Gabelli Asset Fund (the Fund) was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income. The Fund commenced investment operations on March 3, 1986.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Electronics	$73,323,728	$206,603	—	$73,530,331
Health Care	70,536,640	75,094	—	70,611,734
Real Estate	7,433,602	20,909	—	7,454,511
Telecommunications	38,878,657	—	$0	38,878,657
Other Industries (b)	1,397,413,252	—	—	1,397,413,252
Total Common Stocks	1,587,585,879	302,606	0	1,587,888,485
Closed-End Funds	418,600	2,700	—	421,300
Preferred Stocks (b)	33,300	—	—	33,300
Mandatory Convertible Securities (b)	100,035	—	—	100,035
Investment Companies	4,202,986	500,000	—	4,702,986
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,592,340,800	$805,306	$0	$1,593,146,106
LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(90,000)	—	—	$(90,000)
TOTAL INVESTMENTS – LIABILITIES	$(90,000)	—	—	$(90,000)

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at December 31, 2025 are reflected within the Schedule of Investments.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2025, the Fund did not hold restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real-estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and tax treatment of prior year post financial statement adjustments. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to increase paid-in capital by $5,431,155, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024*
Distributions paid from:
Ordinary income	$8,493,442	$10,224,018
Net long term capital gains	170,139,681	219,360,601
Total distributions paid	$178,633,123	$229,584,619

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$1,253,644,473

At December 31, 2025, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$339,545,242	$1,280,730,278	$(27,129,414)	$1,253,600,864

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2025, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to Ryman Hospitality Properties, Inc. and the Adviser reduced its fee with respect to such securities by $3,496.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $76,593,021 and $294,100,341, respectively.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid $29,728 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $1,195 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $27,186.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2025, the Fund accrued $45,000 in connection with the cost of computing the Fund’s NAV.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025 the Gabelli Asset Fund did not have redemptions-in-kind.

8. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 29 days of borrowings during the year ended December 31, 2025 was $6,953,345 with a weighted average interest rate of 5.59%. The maximum amount borrowed at any time during the year ended December 31, 2025 was $17,322,000.

9. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended December 31, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	244,303	$11,769,902	218,164	$10,909,934
Shares issued upon reinvestment of distributions	1,339,604	63,979,459	1,736,779	79,527,245
Shares redeemed	(2,312,269)	(111,483,490)	(13,735,665)	(681,767,642)
Net decrease	(728,362)	$(35,734,129)	(11,780,722)	$(591,330,463)
Class A
Shares sold	23,835	$1,103,213	77,917	$3,982,855
Shares issued upon reinvestment of distributions	65,391	3,068,128	92,250	4,151,265
Shares redeemed	(172,443)	(8,042,101)	(168,111)	(8,434,497)
Net increase/(decrease)	(83,217)	$(3,870,760)	2,056	$(300,377)
Class C
Shares sold	141	$5,800	994	$44,039
Shares issued upon reinvestment of distributions	2,123	85,945	4,103	159,789
Shares redeemed	(13,375)	(544,787)	(55,283)	(2,375,806)
Net decrease	(11,111)	$(453,042)	(50,186)	$(2,171,978)
Class I
Shares sold	363,981	$17,220,660	11,029,302	$543,916,710
Shares issued upon reinvestment of distributions	2,099,294	99,594,360	2,589,721	117,867,347
Shares redeemed in-kind	—	—	(19,826)	(1,039,475)
Shares redeemed	(2,458,702)	(118,299,284)	(2,464,477)	(125,615,887)
Net increase/(decrease)	4,573	$(1,484,264)	11,134,720	$535,128,695

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025 the Fund did not utilize ReFlow.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

10. Transactions in Securities of Affiliated Issuers. The Fund may invest in affiliated investment companies, including affiliated money market funds, affiliated mutual funds and affiliated exchange-traded funds. A summary of the Fund’s transactions in the securities of these issuers during the year ended December 31, 2025 is set forth below:

	Market Value at December 31, 2024	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Appreciation/ (Depreciation)	Market Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Percent Owned of Shares
Gabelli Commercial Aerospace and Defense ETF*	$—	$321,874	$—	$—	$3,063	$324,937	7,000	$6,692	2.30%
Gabelli Financial Services Opportunities ETF*	—	1,043,915	—	—	(4,347)	1,039,568	22,500	20,403	2.80%
Gabelli Global Financial Services Fund, Cl. I*	—	2,100,000	—	—	123,096	2,223,096	105,210	41,179	2.20%
Gabelli Global Technology Leaders ETF*	—	148,572	—	—	(4,774)	143,798	4,500	1,499	2.00%
Gabelli Growth Innovators ETF*	—	144,371	—	—	(3,329)	141,042	4,000	605	1.70%
Gabelli Love Our Planet & People ETF*	—	333,387	—	—	(2,842)	330,545	10,000	2,742	2.00%
Gabelli Opportunities in Live and Sports ETF*†	—	500,000	—	—	—	500,000	20,000	—	4.70%
Total				$—	$110,867	$4,702,986		$73,120

*	Security was not held at December 31, 2024.
†	Non-income producing security.

11. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

13. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Gabelli Asset Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Asset Fund (the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, broker, and transfer agent; when replies were not received from broker or transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

The Gabelli Asset Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Asset Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.2017, $0.2012, and $0.3326 per share for Class AAA, Class A, and Class I, respectively, and long term capital gains totaling $170,139,681, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2025, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2025 which was derived from U.S. Treasury securities was 1.68%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2025. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

James P. Conn
Former Chief Investment
Officer,
Financial Security Assurance
Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Eileen Cheigh Nakamura
Former Vice President
Pfizer, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York
Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q425AR

GABELLI
FUNDS

THE GABELLI ASSET FUND

Annual Report
December 31, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2025	$45.50	$0.07	$7.60	$7.67	$(0.20)	$(5.62)	$(5.82)	$0.00	$47.35	16.74%	$590,263	0.15%	1.35	%(e)	5%
2024	48.51	0.10	3.91	4.01	(0.18)	(6.84)	(7.02)	0.00	45.50	8.16	600,447	0.19	1.33		5
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24	1.38		4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23	1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13	1.33		5
Class A
2025	$44.71	$0.07	$7.45	$7.52	$(0.20)	$(5.52)	$(5.72)	$0.00	$46.51	16.71%	$28,826	0.15%	1.35	%(e)	5%
2024	47.74	0.10	3.83	3.93	(0.24)	(6.72)	(6.96)	0.00	44.71	8.13	31,430	0.19	1.33		5
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24	1.38		4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23	1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14	1.33		5
Class C
2025	$38.70	$(0.25)	$6.42	$6.17	$—	$(4.74)	$(4.74)	$0.00	$40.13	15.84%	$804	(0.62)%	2.10	%(e)	5%
2024	41.41	(0.25)	3.33	3.08	—	(5.79)	(5.79)	0.00	38.70	7.35	1,205	(0.59)	2.08		5
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)	2.13		4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)	2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)	2.08		5
Class I
2025	$45.22	$0.19	$7.55	$7.74	$(0.33)	$(5.60)	$(5.93)	$0.00	$47.03	17.00%	$963,055	0.40%	1.10	%(e)	5%
2024	48.30	0.22	3.89	4.11	(0.37)	(6.82)	(7.19)	0.00	45.22	8.42	925,704	0.43	1.08		5
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48	1.13		4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49	1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38	1.08		5

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	The Fund incurred interest expense. For all years, there was minimal impact on the expense ratios.
(e)	The Fund had advisory fee reduction on unsupervised assets. For the fiscal year ended December 31, 2025 there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

James P. Conn	$16,000
Eileen Nakamura	$13,000
Werner J. Roeder	$13,000
Anthonie C. van Ekris	$13,000
Salvatore J. Zizza	$16,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 9, 2026

*	Print the name and title of each signing officer under his or her signature.